MATERIAL EVENTS DURING THE REPORTING PERIOD	6 Months Ended
Jun. 30, 2024
MATERIAL EVENTS DURING THE REPORTING PERIOD
MATERIAL EVENTS DURING THE REPORTING PERIOD
NOTE 4:-	MATERIAL EVENTS DURING THE REPORTING PERIOD

a.
In March, 2024 the Company announced that Erez Nachtomy, the Company's CEO, will be stepping down as CEO in mid-June 2024. In June, 2024 the Company announced that Mr. Nachtomy has agreed to remain as the CEO until the end of August 2024. See also Note 6a regarding the appointment of a new CEO.

b.
During the period, the Company's Board of Directors approved the grant of 20,000 options to a consultant, under the 2021 Executive and Key Employee Israeli Share Incentive Plan. The options shall vest over a period of 3 years (25% after 1 year, and 9.375% each quarter thereafter). The fair value of options granted is CHF 1.403 ($ 1.571). The fair value was estimated based on the binomial model using the following data and assumptions: share price - CHF 4.89; exercise price – CHF 8.50; expected volatility – 53.06%; risk free interest rate – 0.65%; expected dividend – 0%; and expected average life of options 4.6 years.

c.
According to the terms of the Put and Call Options granted in the acquisition of the Mediton Group in 2021, the Put Option may be exercised for a period of one year commencing from September 2024. The fair value of the Put and Call options based on economic assumptions as to exercise date is insignificant as of June 30, 2024. See also Note 6e regarding the notice of exercising of the PUT option by non-controlling interests.